Financial Risk Management and Financial Instruments - Foreign exchange risk (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Jan. 01, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Market Risk Management and Financial Instruments
Cash and cash equivalents.	€ 58,004,145											€ 81,021,280			€ 9,335,123	€ 9,335,123	€ 9,943,184
Current loans	(34,557,415)											(20,646,533)			(28,648,651)
Trade accounts payable	(33,447,088)											(30,610,890)			(24,147,955)
Other current financial liabilities	(7,254,176)											€ (3,949,072)			€ (5,837,124)
Currency risk
Market Risk Management and Financial Instruments
Cash and cash equivalents.	1,074,504							$ 42,074,709	¥ 175,667	¥ 3,645,636			$ 83,933,959
Trade accounts receivables	1,819,062							9,420	384,924,842	23,080,637	$ 11,271,923		15,409,594	¥ 4,084,144
Loans receivables								31,322,436	398,069,782
Loans (payables)	(2,008,333)												(21,134,757)
Trade accounts payable	(1,170,124)							(3,505,663)	(113,912,632)	(167,501,322)	(5,843,051)		(25,416,839)
Other current financial liabilities | ¥										(64,202)
Currency Risk Exposure	€ 284,891							$ 69,900,902	¥ 669,257,659	¥ 140,839,250	$ 5,428,872		$ 52,791,957	¥ 4,084,144
Change in Foreign Currency appreciation/ Risk (increase)						1.000	1.000
Change in Foreign Currency appreciation/ Risk (decrease)	(1.000)	(1.000)	(1.000)	(1.000)	(1.000)	(1.000)	(1.000)
Positive Impact on Profit	€ (28,489)	$ 6,171,734	¥ 513,526	¥ (1,957,626)	$ 17,298	$ 4,302,172	¥ 3,229
Negative Impact on Profit	€ 28,489	$ (6,171,734)	¥ (513,526)	¥ 1,957,626	$ (17,298)	$ (4,302,172)	¥ (3,229)